Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Employee benefit liabilities [Abstract]
Schedule of Liabilities for Employee Benefits

Liabilities for employee benefits comprise:

	December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Defined benefit schemes (note 25)	1,615	1,905	519
Employee benefit	2,452	2,338	785
Accrual for annual leave	990	1,099	318
	5,057	5,342	1,622